Short-term loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short-term loans
1 1 .	Short-term Loans
As of December 31, 2020, the Group has obtained credit facility of RMB50.0 million from SPD Silicon Valley Bank for general operating purpose, pursuant to which the Group borrowed loans with balance of RMB39.5 million as of December 31, 2020 recorded as short-term loans. The weighted average interest rate for the outstanding loans was 7.0% and the aggregate amounts of unused lines of credit for short-term loans were RMB10.5 million as of December 31, 2020.
There was no bank loan as of December 31, 2019.